UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8544

FPA Funds Trust’s FPA International Value Fund
(Exact name of registrant as specified in charter)

11601 Wilshire Blvd, Suite 1200, Los Angeles, California		90025
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, President, FPA Funds Trust, 11601 Wilshire Blvd, Suite 1200, Los Angeles, California 90025
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

ITEM 1. Schedule of Investments.

FPA Funds Trust’s

FPA International Value Fund

Portfolio of Investments

March 31, 2015 (Unaudited)

FPA INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Fair Value
COMMON STOCKS
REAL ESTATE SERVICES — 8.6%
Countrywide plc (Britain)	1,575,000	$12,008,865
LSL Property Services plc (Britain)	6,326,574	31,767,683
		$43,776,548
APPAREL, FOOTWEAR & ACC DESIGN — 7.2%
adidas AG (Germany)	209,500	16,599,774
Christian Dior SE (France)	24,800	4,686,586
Prada SpA (Italy)	2,546,700	15,439,224
		$36,725,584
FLOW CONTROL EQUIPMENT — 5.9%
KSB AG (Preference Shares) (Germany)	28,416	13,451,536
Sulzer AG (Switzerland)	149,600	16,471,702
		$29,923,238
OIL & GAS SERVICES & EQUIPMENT — 5.2%
Fugro NV (CVA) (Netherlands)	993,403	$26,682,559

CONSTRUCTION & MINING MACHINERY — 4.9%
Fenner plc (Britain)	8,257,572	$24,712,927

OTHER COMMERCIAL SERVICES — 4.5%
ALS Ltd. (Australia)	6,049,347	$22,853,127

COURIER SERVICES — 3.6%
TNT Express NV (Netherlands)	2,905,418	$18,497,510

APPLICATION SOFTWARE — 3.5%
SAP SE (Germany)	242,794	$17,629,674

OTHER COMMON STOCKS — 3.3%
		$16,986,878

INDUSTRIAL DISTRIBUTION & RENTAL — 3.1%
Aggreko plc (Britain)	685,886	$15,536,359

BEVERAGES — 2.7%
Diageo plc (Britain)	492,879	$13,595,487

PROFESSIONAL SERVICES — 2.5%
Michael Page International plc (Britain)	1,673,035	$12,942,484

SPECIALTY PHARMA — 2.5%
Hypermarcas SA (Brazil)*	2,061,700	$12,725,945

PACKAGED FOOD — 2.4%
Danone SA (France)	183,361	$12,346,095

SECURITY SERVICES — 1.7%
G4S plc (Britain)	1,920,827	$8,428,392

CONTAINERS & PACKAGING — 1.1%
Brambles Ltd. (Australia)	654,517	$5,742,868

FOOD SERVICES — 0.9%
Sodexo SA (France)	48,258	$4,711,041

AGRICULTURAL CHEMICALS — 0.9%
Incitec Pivot Ltd. (Australia)	1,497,771	$4,642,964

INFRASTRUCTURE SOFTWARE — 0.9%
Atea ASA (Norway)	405,014	$4,562,610

ADVERTISING & MARKETING — 0.9%
Publicis Groupe SA (France)	55,968	$4,322,701

FABRICATED METAL & HARDWARE — 0.8%
GUD Holdings Ltd. (Australia)	640,991	$4,022,857

INFORMATION TECHNOLOGY SERVICES — 0.5%
Accenture plc (Class A) (Ireland)	29,100	$2,726,379

SEMICONDUCTOR MANUFACTURING — 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) (Taiwan)	110,700	$2,599,236

IRON & STEEL FOUNDRY — 0.2%
Vesuvius plc (Britain)	165,614	$1,206,494

TOTAL COMMON STOCKS — 68.3% (Cost $392,904,722)		$347,899,957

TOTAL INVESTMENT SECURITIES — 68.3% (Cost $392,904,722)		$347,899,957

SHORT-TERM INVESTMENTS — 29.7%
State Street Bank Repurchase Agreement — 0.00% 4/1/2015
(Dated 03/31/2015, repurchase price of $151,364,000, collateralized by $122,415,000 principal amount U.S. Treasury Bond - 3.75% 2043, fair value $154,395,919)	151,364,000	$151,364,000
TOTAL SHORT-TERM INVESTMENTS (Cost $151,364,000)		$151,364,000

TOTAL INVESTMENTS — 98.0% (Cost 544,268,722)		$499,263,957
Other Assets And Liabilities, net — 2.0%		10,065,326
NET ASSETS — 100.0%		$509,329,283

*Non-income producing security.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are principally traded, as of the close of business on that day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by authority of  the Fund’s Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of March 31, 2015:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Real Estate Services	$43,776,548.00	—	—	$43,776,548
Apparel, Footwear & Acc Design	36,725,584	—	—	$36,725,584
Flow Control Equipment	29,923,238	—	—	$29,923,238
Oil & Gas Services & Equip	26,682,559	—	—	$26,682,559
Construction & Mining Machinery	24,712,927	—	—	$24,712,927
Other Commercial Services	22,853,127	—	—	$22,853,127
Courier Services	18,497,510	—	—	$18,497,510
Application Software	17,629,674	—	—	$17,629,674
Other Common Stocks	16,986,878	—	—	$16,986,878
Industrial Distribution & Rental	15,536,359	—	—	$15,536,359
Beverages	13,595,487	—	—	$13,595,487
Professional Services	12,942,484	—	—	$12,942,484
Specialty Pharma	12,725,945	—	—	$12,725,945
Packaged Food	12,346,095	—	—	$12,346,095
Security Services	8,428,392	—	—	$8,428,392
Containers & Packaging	5,742,868	—	—	$5,742,868
Food Services	4,711,041	—	—	$4,711,041
Agricultural Chemicals	4,642,964	—	—	$4,642,964
Infrastructure Software	4,562,610	—	—	$4,562,610
Advertising & Marketing	4,322,701	—	—	$4,322,701
Fabricated Metal & Hardware	4,022,857	—	—	$4,022,857
IT Services	2,726,379	—	—	$2,726,379
Semiconductor Mfg	2,599,236			$2,599,236
Iron & Steel Foundry	1,206,494	—	—	$1,206,494
Short-Term Investments	—	$151,364,000		$151,364,000
	$347,899,957	$151,364,000		$499,263,957

Forward Foreign Currency Contracts (currency risk)
Receivable	—	$9,370,851.00	—	$9,370,851

	—	$9,370,851.00	—	$9,370,851

Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period. There were no transfers between Levels 1, 2, or 3 during the period ended March 31, 2015.

Forward foreign currency contracts: Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Funds’ transactions in forward foreign currency contracts are limited to transaction and portfolio hedging. The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Forward foreign currency contracts are valued daily at the foreign exchange rates as of the close of the New York Stock Exchange.

At March 31, 2015 the Fund, held forward foreign currency contracts, which are considered derivative instruments, each of whose counterparty is either Barclays Capital (BC) or JPMorgan Chase Bank, N.A. (JPM), as follows:

FOREIGN CURRENCY SOLD	Local Contract Amount	Settlement Date	Valuation at Date	Unrealized Appreciation
EUR (JPM)	40,000	5/11/2015	54,590	11,558
EUR (JPM)	118,000	5/11/2015	160,128	33,184
EUR (JPM)	317,000	5/11/2015	432,382	91,353
EUR (JPM)	4,011,000	5/11/2015	5,500,164	1,185,124
EUR (JPM)	1,920,000	5/11/2015	2,625,984	560,445
EUR (JPM)	933,000	6/17/2015	1,241,692	237,444
EUR (JPM)	11,880,000	6/17/2015	16,015,309	3,228,090
EUR (JPM)	6,696,000	6/17/2015	9,002,437	1,795,095
EUR (JPM)	746,000	6/17/2015	999,655	196,686
EUR (JPM)	1,055,000	6/17/2015	1,366,763	231,198
EUR (JPM)	1,813,000	9/16/2015	2,300,570	346,175
EUR (JPM)	744,000	9/16/2015	849,626	47,601
EUR (JPM)	2,011,000	5/11/2015	2,799,473	636,036
EUR (JPM)	37,000	5/11/2015	51,255	11,450
EUR (JPM)	2,198,000	5/11/2015	2,998,633	634,020
EUR (JPM)	32,000	5/11/2015	43,389	8,963
EUR (JPM)	138,000	5/11/2015	188,123	39,662
GBP (JPM)	2,063,000	12/16/2015	3,126,064	69,473
GBP (BC)	4,487,000	12/16/2015	6,655,343	7,294
TOTAL			56,411,580	9,370,851

NOTE 2 — Federal Income Tax

The aggregate cost of investment securities was $394,925,085 for Federal income tax purposes. Net unrealized depreciation for Federal income tax consists of:

Gross unrealized appreciation:	$8,148,233
Gross unrealized depreciation:	(55,173,361)
Net unrealized depreciation:	$(47,025,128)

SIGNATURES

Pursuant to the requirements of the Securities Exchange  Act of  1934  and  the  Investment  Company  Act  of  1940,  the registrant has duly caused this report to be signed  on  its behalf by the undersigned, thereunto duly authorized.

FPA FUNDS TRUST’S FPA INTERNATIONAL VALUE FUND

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, President
(Principal Executive Officer)

Date:	May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant  and  in the capacities  and  on  the  dates indicated.

FPA FUNDS TRUST’S FPA INTERNATIONAL VALUE FUND

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, President
(Principal Executive Officer)

Date:	May 29, 2015

By:	/s/ E. LAKE SETZLER III
E. Lake Setzler III, Treasurer
(Principal Financial Officer)

Date:	May 29, 2015